Segment Information	12 Months Ended
Dec. 31, 2024
Segment Information [Abstract]
SEGMENT INFORMATION

10. SEGMENT INFORMATION

The Company manages its business activities on a consolidated basis and operates as a single reporting segment: Intellectual Property Management. The Company derives all of its revenue from the licensing of its patents resulting from litigation commenced by the Company. The accounting policies of the Intellectual Property Management segment are the same as described in Note 2 – Summary of Significant Accounting Policies.

The Company’s Chief Executive Officer is the Chief Operating Decision Maker (“CODM”). The CODM uses Net Income, as reported on the Consolidated Statements of Operations, in evaluating performance of the Intellectual Property Management segment and determining how to allocate resources of the Company as a whole, including investing in future patent portfolios.

Significant expenses within income (loss) from operations, as well as within net income, include litigation and licensing expenses and selling, general and administrative expenses, which are each presented separately on the accompanying Consolidated Statements of Operations. Other segment items within net (loss) income include change in fair value of warrant liability, interest expense, net, and income tax expense.